Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 15, 2017
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued (in shares)	0	0	2,701
Preferred stock, shares outstanding (in shares)	0	0	2,701
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	120,000,000	120,000,000	120,000,000
Common stock, shares issued (in shares)	32,188,929	32,133,263	3,227,495
Common stock, shares outstanding (in shares)	32,188,855	32,133,189	3,227,421
Treasury stock, shares (in shares)	74	74	74